Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 136,740,273	$ 336,657,010
Trade and other receivables current	217,798,943	351,295,857
Allowance for doubtful accounts	(89,704)	(85,903)
Trade and other receivables	217,709,239	351,209,954
Trade Receivables Cammesa [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	136,639,896	336,615,393
Trade and other receivables current	178,987,440	299,140,789
Receivables From Shareholders [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	100,334	41,523
Guarantee Deposits [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	43	94
Trade receivables - YPF S.A. and YPF Energia Electrica S.A. [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	5,092,572	5,970,441
Trade Receivables Large Users [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	20,053,195	19,992,524
Trade Receivables Forest Clients [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	2,785,866	4,335,837
Receivables From Associates [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	82,942
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables current	$ 10,796,928	$ 21,856,266